Lease Arrangements - Schedule of Future Minimum Lease Payments of Leases (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Finance Lease Costs
2025	$ 3,887
2026	3,071
2027	2,305
2028	1,244
2029	513
Thereafter	174
Total future minimum lease payments	11,194
Less: imputed interest	1,201
Total present value of lease liabilities	9,993
Operating Lease Costs
2025	49,618
2026	44,588
2027	36,137
2028	27,109
2029	18,087
Thereafter	25,786
Total future minimum lease payments	201,325
Less: imputed interest	32,948
Total present value of lease liabilities	$ 168,377